Income tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense recognized in the consolidated and combined carve-out statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
	(Restated)	(Restated)
Total current tax (benefit) expense	$505	$—	$—
Deferred tax (benefit) expense for
Change in temporary differences	(259)	(6,788)	—
Tax loss carry forward	(1,253)	—	—
Change in valuation allowance	1,488	6,788	—
Total deferred tax (benefit) expense	(24)	—	—
Total income tax (benefit) expense	$481	$—	$—

Deferred tax (benefit) expense recognized in the consolidated combined carve-out statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
Cash flow hedge derivative financial instruments	$(2,374)	—	$—
Valuation allowance	390	—	—
Deferred tax (benefit) recognized in OCI	$(1,984)	—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
	(Restated)	(Restated)
Income (loss) before tax	$1,795	40,466	$4,188
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	(960)	44	—
Permanent differences:
Tax deduction foreign exchange losses in local currency	—	(2,535)	—
Non deductible withholding taxes	905	189	—
Tax credits and exemptions	(1,497)	—	—
Non deductible other financial items	286	—	—
Non deductible foreign exchange loss	61	—	—
Other non deductible costs	198	60	—
Deferred tax asset not probable of realization	—	2,626	—
Adjustment for valuation allowance	1,488	(384)	—
Tax expense (benefit) for year recognized in net income	$481	—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
	(Restated)	(Restated)
Current deferred tax assets:
Direct financing lease	81	—
Accrued liabilities and other payables	524	11
Derivative financial instruments	1,170	—
Current valuation allowance	(1,399)	(11)
Long-term deferred tax assets:
Newbuildings	—	7,359
Direct financing lease	6,596	—
Derivative financial instruments	1,205	—
Other equipment	6	—
Prepaid and deferred revenue	—	233
Tax loss carry forward	1,253	—
Long term valuation allowance	(7,244)	(6,777)
Current deferred tax liabilities:
Unbilled construction contract income	—	(327)
Accrued liabilities and other receivables	(33)	(64)
Long term deferred tax liabilities:
Deferred debt issuance cost	(149)	(276)
Deferred charges	—	(148)
Deferred tax assets (liabilities), net	$2,010	$—